Summary of Reconciliation to Statutory Income Tax Rate (Parenthetical) (Details) $ in Millions	12 Months Ended
Oct. 31, 2023 CAD ($)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax effect from change in tax rate	$ 585